CONTINGENCIES (Details) $ in Thousands					1 Months Ended
	Sep. 07, 2018 complaint	Apr. 24, 2017 CAD ($)	Oct. 29, 2013 CAD ($)	Oct. 13, 2013	Jan. 31, 2014 plaintiff	Nov. 18, 2013 complaint
Contingencies line items
Bulk sample				10,000
Damages sought | $		$ 14,563	$ 60,000
2013 United States class actions
Contingencies line items
Putative class action complaints						5
Lead plaintiffs | plaintiff					3
2018 United States class actions
Contingencies line items
Putative class action complaints	1